UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced S&P 500 Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Enhanced S&P 500 Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2008 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

o For the six months ended June 30, 2008, the Series generated a return that exceeded that of the benchmark Standard & Poor's (S&P) 500 Index, as the Series returned (10.68)% while the S&P 500 Index had a return of (11.91)%. Positive performance from our stock-selection strategies was offset slightly by negative results from our stock-substitution strategies.

What factors influenced performance?

o U.S. equity markets endured a remarkably difficult first six months of 2008, with most indexes finishing in negative territory against a backdrop of slowing economic growth, continued credit market strains and rising food and energy prices.

o The predominant issues dominating financial headlines throughout most of 2007--problems with subprime mortgages and the resulting credit crunch--intensified during the first quarter of 2008. Credit availability continued to contract, culminating in the dramatic collapse of Bear Stearns in mid-March. Fears of economic recession, combined with a rapidly sinking dollar and surging commodities prices, caused investors to grow increasingly risk-averse as they dumped stocks in favor of safer alternatives, such as U.S. Treasury issues. In the end, U.S. stocks posted their worst quarterly return since 2002.

o After a grueling first quarter, the second quarter brought some reprieve, as U.S. equities rallied in April and May on expectations that accommodative Federal Reserve Board ("Fed") action, fiscal stimulus and the bailout of Bear Stearns signified that the worst had passed. Unfortunately, these gains quickly evaporated, as crude oil topped $140 per barrel, consumer confidence plummeted, inflation concerns resurfaced and news of additional write-downs and capital raising in the financials sector tempered investor optimism.

o For its part, the Fed was very active during the six months. In response to market and economic weakness, the central bank cut the target federal funds rate in four increments (two outside of regularly scheduled meetings) totaling 225 basis points (2.25%) between January 22 and April
      30. However, in line with market expectations, the Fed left the key rate unchanged at 2.0% following the meeting of June 25, as inflation risks had increased, while downside risks to growth had somewhat abated.

Describe recent portfolio activity.

o Throughout the semi-annual period, as changes were made to the composition of the S&P 500 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

o In May, following extensive research, we introduced a new signal--earnings sustainability--in all enhanced index portfolios. The earnings sustainability signal made a positive contribution since inclusion in the portfolio. As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period-end.

o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.


      The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in the market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Enhanced S&P 500 Series
Portfolio Information as of June 30, 2008 (Unaudited)

--------------------------------------------------------------------------------
                                                            Percent of Long-Term
Sector Representation                                          Investments
--------------------------------------------------------------------------------
Information Technology                                             17 %
Energy                                                             14
Financials                                                         14
Health Care                                                        11
Consumer Staples                                                   11
Industrials                                                        10
Consumer Discretionary                                              8
Utilities                                                           5
Telecommunication Services                                          4
Materials                                                           4
Other *                                                             2
--------------------------------------------------------------------------------

* Includes portfolio holdings in exchange-traded funds.

For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                           Boeing Co.                                              35,300   $   2,319,916
                                                     General Dynamics Corp.                                  13,700       1,153,540
                                                     Honeywell International, Inc.                           35,700       1,794,996
                                                     L-3 Communications Holdings, Inc.                        1,900         172,653
                                                     Lockheed Martin Corp.                                   11,600       1,144,456
                                                     Northrop Grumman Corp.                                  20,400       1,364,760
                                                     Precision Castparts Corp.                                3,100         298,747
                                                     Raytheon Co.                                            69,400       3,905,832
                                                     Rockwell Collins, Inc.                                   1,100          52,756
                                                                                                                      -------------
                                                                                                                         12,207,656
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.3%                       C.H. Robinson Worldwide, Inc.                           13,900         762,276
                                                     United Parcel Service, Inc. Class B                     17,200       1,057,284
                                                                                                                      -------------
                                                                                                                          1,819,560
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                                      Southwest Airlines Co.                                 256,500       3,344,760
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                               Johnson Controls, Inc.                                  15,200         435,936
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                   Ford Motor Co. (a)(b)                                   96,311         463,256
                                                     General Motors Corp. (b)                                25,300         290,950
                                                                                                                      -------------
                                                                                                                            754,206
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.2%                                     Anheuser-Busch Cos., Inc.                               34,500       2,143,140
                                                     The Coca-Cola Co.                                       18,300         951,234
                                                     Molson Coors Brewing Co. Class B                         5,524         300,119
                                                     Pepsi Bottling Group, Inc. (b)                         104,400       2,914,848
                                                     PepsiCo, Inc.                                           11,510         731,921
                                                                                                                      -------------
                                                                                                                          7,041,262
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.8%                                 Amgen, Inc. (a)                                        121,900       5,748,804
                                                     Biogen Idec, Inc. (a)                                   13,310         743,896
                                                     Celgene Corp. (a)                                            4             255
                                                     Genzyme Corp. (a)                                        2,700         194,454
                                                     Gilead Sciences, Inc. (a)                               65,100       3,447,045
                                                                                                                      -------------
                                                                                                                         10,134,454
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                               American Capital Strategies Ltd. (b)                     8,000         190,160
                                                     Ameriprise Financial, Inc.                               2,600         105,742
                                                     The Bank of New York Mellon Corp.                      123,434       4,669,508
                                                     The Charles Schwab Corp.                                56,900       1,168,726
                                                     E*Trade Financial Corp. (a)(b)                          20,600          64,684
                                                     Franklin Resources, Inc.                                19,050       1,745,932
                                                     The Goldman Sachs Group, Inc.                           19,050       3,331,845
                                                     Janus Capital Group, Inc.                               16,200         428,814
                                                     Lehman Brothers Holdings, Inc.                          24,100         477,421
                                                     Northern Trust Corp.                                    18,200       1,247,974
                                                     State Street Corp.                                      16,728       1,070,425
                                                     T. Rowe Price Group, Inc.                               11,800         666,346
                                                                                                                      -------------
                                                                                                                         15,167,577
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                     Air Products & Chemicals, Inc.                           2,800         276,808
                                                     Ashland, Inc.                                            2,500         120,500
                                                     The Dow Chemical Co.                                    22,930         800,486
                                                     E.I. du Pont de Nemours & Co.                           99,880       4,283,853
                                                     Huntsman Corp.                                          54,100         616,740

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     PPG Industries, Inc.                                    11,800   $     676,966
                                                     Potash Corp. of Saskatchewan, Inc.                       1,200         274,284
                                                     Praxair, Inc.                                            9,700         914,128
                                                     Rohm & Haas Co.                                          5,200         241,488
                                                     Sigma-Aldrich Corp.                                      5,800         312,388
                                                                                                                      -------------
                                                                                                                          8,517,641
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.0%                              BB&T Corp. (b)                                          36,525         831,674
                                                     Fifth Third Bancorp (b)                                    610           6,210
                                                     First Horizon National Corp.                             8,300          61,669
                                                     KeyCorp                                                    600           6,588
                                                     M&T Bank Corp.                                           3,400         239,836
                                                     National City Corp. (b)                                 33,900         161,703
                                                     The PNC Financial Services Group, Inc. (c)              12,102         691,024
                                                     Royal Bank of Canada                                         5             223
                                                     U.S. Bancorp                                           173,954       4,851,577
                                                     Wachovia Corp.                                          49,071         762,073
                                                     Wells Fargo & Co. (b)                                  162,146       3,850,968
                                                                                                                      -------------
                                                                                                                         11,463,545
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%                Allied Waste Industries, Inc. (a)                       38,400         484,608
                                                     ChoicePoint, Inc. (a)                                   10,100         486,820
                                                     Monster Worldwide, Inc. (a)                              5,600         115,416
                                                     Robert Half International, Inc.                          7,100         170,187
                                                     Waste Management, Inc.                                  33,300       1,255,743
                                                                                                                      -------------
                                                                                                                          2,512,774
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.9%                      Ciena Corp. (a)                                             14             324
                                                     Cisco Systems, Inc. (a)                                251,800       5,856,868
                                                     CommScope, Inc. (a)                                          1              53
                                                     Corning, Inc.                                           98,600       2,272,730
                                                     Juniper Networks, Inc. (a)                              93,000       2,062,740
                                                     Motorola, Inc.                                             103             756
                                                     Nortel Networks Corp. (a)                                   23             189
                                                     QUALCOMM, Inc.                                         141,300       6,269,481
                                                                                                                      -------------
                                                                                                                         16,463,141
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.8%                       Apple, Inc. (a)                                         50,600       8,472,464
                                                     Dell, Inc. (a)                                         204,300       4,470,084
                                                     EMC Corp. (a)                                          227,500       3,341,975
                                                     Hewlett-Packard Co.                                     53,907       2,383,228
                                                     International Business Machines Corp.                   61,947       7,342,578
                                                     Lexmark International, Inc. Class A (a)                  4,300         143,749
                                                     NetApp, Inc. (a)                                        15,400         333,564
                                                     SanDisk Corp. (a)                                        2,200          41,140
                                                     Sun Microsystems, Inc. (a)                              20,700         225,216
                                                     Teradata Corp. (a)                                       8,006         185,259
                                                                                                                      -------------
                                                                                                                         26,939,257
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%                    Fluor Corp.                                              4,000   $     744,320
                                                     Jacobs Engineering Group, Inc. (a)                       5,400         435,780
                                                     KBR, Inc.                                                  100           3,491
                                                                                                                      -------------
                                                                                                                          1,183,591
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                              American Express Co.                                    43,100       1,623,577
                                                     Capital One Financial Corp.                                 44           1,672
                                                     Discover Financial Services, Inc.                        8,200         107,994
                                                     SLM Corp. (a)                                           20,900         404,415
                                                                                                                      -------------
                                                                                                                          2,137,658
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                        Bemis Co.                                               21,800         488,756
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                  Genuine Parts Co.                                        7,400         293,632
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                 H&R Block, Inc.                                         14,600         312,440
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.2%                Bank of America Corp. (d)                              177,066       4,226,565
                                                     CIT Group, Inc.                                         12,600          85,806
                                                     CME Group, Inc.                                          2,385         913,908
                                                     Citigroup, Inc.                                        102,413       1,716,442
                                                     IntercontinentalExchange, Inc. (a)                       5,500         627,000
                                                     JPMorgan Chase & Co.                                    63,063       2,163,692
                                                     Leucadia National Corp.                                  1,200          56,328
                                                     NYSE Euronext                                           42,000       2,127,720
                                                     Nymex Holdings, Inc.                                     6,500         549,120
                                                                                                                      -------------
                                                                                                                         12,466,581
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 3.1%        AT&T Inc.(d)                                           260,005       8,759,568
                                                     Embarq Corp.                                            78,400       3,705,968
                                                     Verizon Communications, Inc.                           128,540       4,550,316
                                                     Windstream Corp.                                        20,300         250,502
                                                                                                                      -------------
                                                                                                                         17,266,354
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.1%                            Duke Energy Corp. (b)                                  222,200       3,861,836
                                                     Edison International                                    14,100         724,458
                                                     Entergy Corp.                                            8,000         963,840
                                                     Exelon Corp.                                            67,624       6,083,455
                                                     FPL Group, Inc.                                         12,000         786,960
                                                     FirstEnergy Corp.                                       55,600       4,577,548
                                                     Pepco Holdings, Inc.                                     8,700         223,155
                                                     The Southern Co.                                        18,200         635,544
                                                                                                                      -------------
                                                                                                                         17,856,796
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.8%                          Emerson Electric Co.                                    92,000       4,549,400
                                                     Rockwell Automation, Inc.                                  600          26,238
                                                     Superior Essex, Inc. (a)                                 3,000         133,890
                                                                                                                      -------------
                                                                                                                          4,709,528
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%            Agilent Technologies, Inc. (a)                          16,300         579,302
                                                     Tyco Electronics Ltd.                                   31,155       1,115,972
                                                                                                                      -------------
                                                                                                                          1,695,274
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.7%                   ENSCO International, Inc.                               24,400       1,970,056
                                                     Halliburton Co.                                         53,500       2,839,245

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Nabors Industries Ltd. (a)                                   3   $         148
                                                     National Oilwell Varco, Inc. (a)                        55,000       4,879,600
                                                     Noble Corp.                                              5,800         376,768
                                                     Pride International, Inc. (a)                            7,450         352,311
                                                     Schlumberger Ltd.                                       25,400       2,728,722
                                                     Smith International, Inc.                                4,400         365,816
                                                     Transocean, Inc.                                        13,618       2,075,247
                                                                                                                      -------------
                                                                                                                         15,587,913
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.1%                      CVS Caremark Corp.                                      62,115       2,457,891
                                                     Costco Wholesale Corp.                                  19,500       1,367,730
                                                     The Kroger Co.                                         145,900       4,212,133
                                                     SUPERVALU, Inc.                                          1,813          56,004
                                                     SYSCO Corp.                                             27,000         742,770
                                                     Wal-Mart Stores, Inc.                                  150,495       8,457,819
                                                                                                                      -------------
                                                                                                                         17,294,347
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.5%                                 Archer Daniels Midland Co.                              15,300         516,375
                                                     Campbell Soup Co.                                       76,238       2,550,923
                                                     General Mills, Inc.                                      8,500         516,545
                                                     H.J. Heinz Co.                                          77,900       3,727,515
                                                     Kellogg Co.                                              4,100         196,882
                                                     Kraft Foods, Inc.                                       81,147       2,308,632
                                                     Sara Lee Corp.                                          59,100         723,975
                                                     Tyson Foods, Inc. Class A                              122,800       1,834,632
                                                     Wm. Wrigley Jr. Co.                                     26,900       2,092,282
                                                                                                                      -------------
                                                                                                                         14,467,761
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                 Nicor, Inc.                                              2,000          85,180
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.7%              Baxter International, Inc.                              21,700       1,387,498
                                                     Becton Dickinson & Co.                                   6,000         487,800
                                                     Boston Scientific Corp. (a)                            219,400       2,696,426
                                                     C.R. Bard, Inc.                                          4,500         395,775
                                                     Covidien Ltd.                                           28,255       1,353,132
                                                     Intuitive Surgical, Inc. (a)                             1,900         511,860
                                                     Medtronic, Inc.                                         41,700       2,157,975
                                                     St. Jude Medical, Inc. (a)                               6,700         273,896
                                                     Stryker Corp.                                            4,200         264,096
                                                     Zimmer Holdings, Inc. (a)                                5,600         381,080
                                                                                                                      -------------
                                                                                                                          9,909,538
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.1%              Aetna, Inc.                                             13,600         551,208
                                                     AmerisourceBergen Corp.                                 11,200         447,888
                                                     Cardinal Health, Inc.                                   63,755       3,288,483
                                                     Express Scripts, Inc. (a)                               11,300         708,736
                                                     Laboratory Corp. of America Holdings (a)                   300          20,889
                                                     McKesson Corp.                                          51,000       2,851,410
                                                     Medco Health Solutions, Inc. (a)                        23,432       1,105,990
                                                     Patterson Cos., Inc. (a)                                 5,800         170,462
                                                     Tenet Healthcare Corp. (a)                              21,100         117,316

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     UnitedHealth Group, Inc.                                47,613   $   1,249,841
                                                     WellPoint, Inc. (a)                                     23,557       1,122,727
                                                                                                                      -------------
                                                                                                                         11,634,950
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.2%                        The TriZetto Group, Inc. (a)                            44,500         951,410
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                 Carnival Corp.                                              27             890
                                                     Darden Restaurants, Inc.                                 6,400         204,416
                                                     International Game Technology                           13,700         342,226
                                                     Marriott International, Inc. Class A (b)                98,600       2,587,264
                                                     McDonald's Corp.                                        51,582       2,899,940
                                                     Penn National Gaming, Inc. (a)                          11,800         379,370
                                                     Starwood Hotels & Resorts Worldwide, Inc.                2,000          80,140
                                                     Wendy's International, Inc.                              3,900         106,158
                                                     Wyndham Worldwide Corp.                                     20             358
                                                     Yum! Brands, Inc.                                       12,500         438,625
                                                                                                                      -------------
                                                                                                                          7,039,387
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                            Centex Corp.                                             5,500          73,535
                                                     Fortune Brands, Inc.                                     1,200          74,892
                                                     KB Home                                                  3,400          57,562
                                                     Lennar Corp. Class A                                     6,200          76,508
                                                     Newell Rubbermaid, Inc.                                 12,100         203,159
                                                     Pulte Homes, Inc.                                        9,600          92,448
                                                     Snap-On, Inc.                                            2,600         135,226
                                                                                                                      -------------
                                                                                                                            713,330
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                            Colgate-Palmolive Co.                                   22,100       1,527,110
                                                     Kimberly-Clark Corp.                                    12,500         747,250
                                                     The Procter & Gamble Co.                               131,605       8,002,900
                                                                                                                      -------------
                                                                                                                         10,277,260
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                                   Affiliated Computer Services, Inc. Class A (a)           2,800         149,772
                                                     Alliance Data Systems Corp. (a)                         10,200         576,810
                                                     Automatic Data Processing, Inc.                         14,000         586,600
                                                     Electronic Data Systems Corp.                           78,500       1,934,240
                                                     Fidelity National Information Services, Inc.             8,000         295,280
                                                     Fiserv, Inc. (a)                                         7,100         322,127
                                                     Paychex, Inc.                                            3,300         103,224
                                                     Total System Services, Inc.                             17,300         384,406
                                                     The Western Union Co.                                   13,300         328,776
                                                                                                                      -------------
                                                                                                                          4,681,235
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                        Constellation Energy Group, Inc.                         8,000         656,800
Energy Traders - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.4%                      3M Co.                                                  26,500       1,844,135
                                                     General Electric Co.                                   373,300       9,963,377
                                                     Textron, Inc.                                           11,100         532,023
                                                     Tyco International Ltd.                                 33,655       1,347,546
                                                                                                                      -------------
                                                                                                                         13,687,081
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.8%                                     ACE Ltd.                                                14,800         815,332
                                                     Aflac, Inc.                                             21,200       1,331,360

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     The Allstate Corp.                                      90,500   $   4,125,895
                                                     American International Group, Inc. (d)                  16,675         441,221
                                                     Aon Corp.                                               13,700         629,378
                                                     Assurant, Inc.                                           4,300         283,628
                                                     Chubb Corp.                                             16,600         813,566
                                                     Genworth Financial, Inc. Class A                         2,100          37,401
                                                     Hartford Financial Services Group, Inc.                 60,500       3,906,485
                                                     Loews Corp.                                             25,586       1,199,983
                                                     Marsh & McLennan Cos., Inc.                            122,500       3,252,375
                                                     MetLife, Inc.                                           85,100       4,490,727
                                                     Principal Financial Group, Inc.                          4,300         180,471
                                                     The Progressive Corp.                                   30,400         569,088
                                                     Prudential Financial, Inc.                              14,600         872,204
                                                     Safeco Corp.                                            13,400         899,944
                                                     Torchmark Corp.                                          4,100         240,465
                                                     The Travelers Cos., Inc.                                72,029       3,126,059
                                                     Unum Group                                              13,000         265,850
                                                                                                                      -------------
                                                                                                                         27,481,432
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.6%                     Amazon.com, Inc. (a)                                    37,400       2,742,542
                                                     Expedia, Inc. (a)                                        9,000         165,420
                                                     IAC/InterActiveCorp (a)                                 18,600         358,608
                                                                                                                      -------------
                                                                                                                          3,266,570
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.7%                  eBay, Inc. (a)                                         117,805       3,219,611
                                                     Google, Inc. Class A (a)                                 9,041       4,759,363
                                                     Yahoo! Inc. (a)                                         73,932       1,527,435
                                                                                                                      -------------
                                                                                                                          9,506,409
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.0%                  Hasbro, Inc.                                             6,400         228,608
                                                     Mattel, Inc.                                               100           1,712
                                                                                                                      -------------
                                                                                                                            230,320
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.2%                Thermo Fisher Scientific, Inc. (a)                      18,735       1,044,102
                                                     Waters Corp. (a)                                         4,500         290,250
                                                                                                                      -------------
                                                                                                                          1,334,352
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                                     Caterpillar, Inc.                                       66,800       4,931,176
                                                     Cummins, Inc.                                            5,400         353,808
                                                     Danaher Corp.                                            6,200         479,260
                                                     Deere & Co.                                             23,500       1,695,055
                                                     Dover Corp.                                                900          43,533
                                                     Eaton Corp.                                              7,200         611,784
                                                     Illinois Tool Works, Inc.                               10,500         498,855
                                                     Ingersoll-Rand Co. Class A                               9,057         339,003
                                                     PACCAR, Inc.                                             9,225         385,882
                                                     Parker Hannifin Corp.                                    2,800         199,696
                                                     Terex Corp. (a)                                          4,500         231,165
                                                                                                                      -------------
                                                                                                                          9,769,217
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.7%                                         CBS Corp. Class B                                       48,048         936,456
                                                     Clear Channel Communications, Inc.                      44,100       1,552,320

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Comcast Corp. Class A                                       35   $         664
                                                     The DIRECTV Group, Inc. (a)                             18,900         489,699
                                                     Gannett Co., Inc.                                       19,790         428,849
                                                     Getty Images, Inc. (a)                                  31,600       1,072,188
                                                     Liberty Media Corp. - Entertainment Class A (a)         12,400         300,452
                                                     The McGraw-Hill Cos., Inc.                              10,300         413,236
                                                     News Corp. Class A                                      30,010         451,350
                                                     News Corp. Class B                                      49,750         763,663
                                                     Omnicom Group Inc.                                       6,100         273,768
                                                     Scripps Networks Interactive (a)                         4,300         164,905
                                                     Time Warner, Inc.                                      131,725       1,949,530
                                                     Viacom, Inc. Class B (a)                                28,500         870,390
                                                     Walt Disney Co.                                        178,607       5,572,538
                                                     The Washington Post Co. Class B                            200         117,380
                                                                                                                      -------------
                                                                                                                         15,357,388
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                               Allegheny Technologies, Inc.                             1,600          94,848
                                                     Freeport-McMoRan Copper & Gold, Inc. Class B            32,708       3,833,051
                                                     Nucor Corp.                                             41,000       3,061,470
                                                     Steel Dynamics, Inc.                                     5,000         195,350
                                                     United States Steel Corp.                               16,100       2,974,958
                                                                                                                      -------------
                                                                                                                         10,159,677
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                               Ameren Corp.                                               400          16,892
                                                     DTE Energy Co.                                           7,300         309,812
                                                     Dominion Resources, Inc.                                38,900       1,847,361
                                                     Energy East Corp.                                       29,300         724,296
                                                     NiSource, Inc.                                          34,715         622,093
                                                     PG&E Corp.                                               5,900         234,171
                                                     Public Service Enterprise Group, Inc.                   25,000       1,148,250
                                                     Puget Energy, Inc.                                      32,500         779,675
                                                     Sempra Energy                                            4,800         270,960
                                                     TECO Energy, Inc.                                        9,400         202,006
                                                                                                                      -------------
                                                                                                                          6,155,516
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%                              Big Lots, Inc. (a)                                       3,600         112,464
                                                     Family Dollar Stores, Inc.                               6,300         125,622
                                                     Kohl's Corp. (a)                                        14,500         580,580
                                                     Target Corp.                                            34,400       1,599,256
                                                                                                                      -------------
                                                                                                                          2,417,922
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 11.0%                  Anadarko Petroleum Corp.                                63,200       4,729,888
                                                     Apache Corp.                                            14,900       2,071,100
                                                     Cabot Oil & Gas Corp. Class A                            4,900         331,877
                                                     Chesapeake Energy Corp.                                  1,200          79,152
                                                     Chevron Corp.                                          106,602      10,567,456
                                                     ConocoPhillips                                          69,850       6,593,141
                                                     Consol Energy, Inc.                                      4,500         505,665
                                                     Devon Energy Corp.                                      16,500       1,982,640
                                                     EOG Resources, Inc.                                     11,100       1,456,320

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Exxon Mobil Corp.                                      262,590   $  23,142,057
                                                     Hess Corp.                                              12,475       1,574,220
                                                     Murphy Oil Corp.                                         8,500         833,425
                                                     Noble Energy, Inc.                                       7,700         774,312
                                                     Occidental Petroleum Corp.                              36,804       3,307,207
                                                     Peabody Energy Corp.                                     8,700         766,035
                                                     Southwestern Energy Co. (a)                             17,300         823,653
                                                     Spectra Energy Corp.                                    13,412         385,461
                                                     Sunoco, Inc.                                             5,300         215,657
                                                     Valero Energy Corp.                                     17,823         733,951
                                                     Williams Cos., Inc.                                     23,100         931,161
                                                     XTO Energy, Inc.                                        11,750         804,993
                                                                                                                      -------------
                                                                                                                         62,609,371
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                       Domtar Corp. (a)                                            11              60
                                                     MeadWestvaco Corp.                                      35,100         836,784
                                                     Weyerhaeuser Co.                                         5,364         274,315
                                                                                                                      -------------
                                                                                                                          1,111,159
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.3%                               Abbott Laboratories                                      3,200         169,504
                                                     Allergan, Inc.                                           8,112         422,230
                                                     Bristol-Myers Squibb Co.                                70,900       1,455,577
                                                     Forest Laboratories, Inc. (a)                            6,000         208,440
                                                     Johnson & Johnson                                      126,809       8,158,891
                                                     King Pharmaceuticals, Inc. (a)                          35,600         372,732
                                                     Merck & Co., Inc.                                      148,602       5,600,809
                                                     Pfizer, Inc.                                           302,640       5,287,121
                                                     Watson Pharmaceuticals, Inc. (a)                         4,600         124,982
                                                     Wyeth                                                   51,900       2,489,124
                                                                                                                      -------------
                                                                                                                         24,289,410
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.0%         Apartment Investment & Management Co. Class A            4,100         139,646
                                                     Boston Properties, Inc.                                  1,300         117,286
                                                     General Growth Properties, Inc.                         11,900         416,857
                                                     HCP, Inc.                                               10,700         340,367
                                                     Host Marriott Corp.                                     14,100         192,465
                                                     Kimco Realty Corp.                                           1              35
                                                     ProLogis                                                61,400       3,337,090
                                                     Public Storage                                           5,604         452,747
                                                     Vornado Realty Trust                                    10,200         897,600
                                                                                                                      -------------
                                                                                                                          5,894,093
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                   CSX Corp.                                               67,000       4,208,270
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.4%      Advanced Micro Devices, Inc. (a)(b)                     27,000         157,410
                                                     Analog Devices, Inc.                                    13,200         419,364
                                                     Applied Materials, Inc.                                 42,000         801,780
                                                     Intel Corp.                                            390,600       8,390,088
                                                     LSI Corp. (a)                                           64,300         394,802
                                                     Linear Technology Corp.                                    200           6,514

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     MEMC Electronic Materials, Inc. (a)                     10,200   $     627,708
                                                     Maxim Integrated Products, Inc.                         10,150         214,672
                                                     Micron Technology, Inc. (a)                             33,100         198,600
                                                     Nvidia Corp. (a)                                        24,850         465,192
                                                     Teradyne, Inc. (a)                                       7,800          86,346
                                                     Texas Instruments, Inc.                                 59,400       1,672,704
                                                                                                                      -------------
                                                                                                                         13,435,180
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.4%                                      Activision, Inc. (a)                                     9,600         327,072
                                                     Adobe Systems, Inc. (a)                                 23,800         937,482
                                                     Autodesk, Inc. (a)                                      10,300         348,243
                                                     BMC Software, Inc. (a)                                   8,600         309,600
                                                     CA, Inc.                                                32,500         750,425
                                                     Compuware Corp. (a)                                     12,200         116,388
                                                     Electronic Arts, Inc. (a)                                6,500         288,795
                                                     Intuit, Inc. (a)                                         1,500          41,355
                                                     Microsoft Corp.                                        364,760      10,034,548
                                                     NAVTEQ Corp. (a)                                        19,400       1,493,800
                                                     Oracle Corp. (a)                                       159,300       3,345,300
                                                     Symantec Corp. (a)                                      72,600       1,404,810
                                                                                                                      -------------
                                                                                                                         19,397,818
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                              AutoNation, Inc. (a)(b)                                164,117       1,644,452
                                                     Best Buy Co., Inc.                                       8,900         352,440
                                                     The Children's Place Retail Stores, Inc. (a)             1,700          61,370
                                                     GameStop Corp. Class A (a)                               6,500         262,600
                                                     The Gap, Inc.                                          125,500       2,092,085
                                                     Home Depot, Inc.                                        70,500       1,651,110
                                                     Limited Brands, Inc.                                   116,600       1,964,710
                                                     Lowe's Cos., Inc.                                       40,900         848,675
                                                     RadioShack Corp.                                         5,900          72,393
                                                     TJX Cos., Inc.                                          19,600         616,812
                                                                                                                      -------------
                                                                                                                          9,566,647
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%              Coach, Inc. (a)                                          8,600         248,368
                                                     Jones Apparel Group, Inc.                              117,500       1,615,625
                                                     Nike, Inc. Class B                                      17,100       1,019,331
                                                                                                                      -------------
                                                                                                                          2,883,324
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.5%                    Countrywide Financial Corp.                             31,000         131,750
                                                     Fannie Mae                                              47,500         926,725
                                                     Freddie Mac                                             28,920         474,288
                                                     Hudson City Bancorp, Inc.                               45,900         765,612
                                                     MGIC Investment Corp. (b)                                5,300          32,383
                                                     Sovereign Bancorp, Inc.                                 21,400         157,504
                                                     Washington Mutual, Inc. (b)                             47,400         233,682
                                                                                                                      -------------
                                                                                                                          2,721,944
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.6%                                       Altria Group, Inc.                                     112,293       2,308,744
                                                     Lorillard, Inc. (a)                                     15,550       1,075,438
                                                     Philip Morris International, Inc.                       98,163       4,848,271

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                             Common Stocks                                           Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Reynolds American, Inc.                                    200   $       9,334
                                                     UST, Inc.                                               10,600         578,866
                                                                                                                      -------------
                                                                                                                          8,820,653
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                           American Tower Corp. Class A (a)                        71,700       3,029,325
Services - 0.6%                                      Rural Cellular Corp. Class A (a)                         5,500         244,805
                                                     Sprint Nextel Corp.                                     33,800         321,100
                                                                                                                      -------------
                                                                                                                          3,595,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks - 92.7%                                        526,410,473
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                     SPDR Trust Series 1                                    103,050      13,188,339
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Exchange-Traded Funds  - 2.3%                                 13,188,339
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Par
                                                     Corporate Bonds                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                                 Genzyme Corp., 1.25%, 12/01/23 (e)                     $   475         525,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Corporate Bonds - 0.1%                                           525,469
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Long-Term Investments
                                                     (Cost - $510,021,271) - 95.1%                                      540,124,281
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Beneficial
                                                                                                           Interest
                                                     Short-Term Securities                                    (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                     BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                     2.56% (c)(f)                                            27,282      27,282,087
                                                     BlackRock Liquidity Series, LLC Money Market
                                                     Series, 2.70% (c)(f)(g)                                 15,816      15,816,496
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $43,098,583) - 7.6%                                         43,098,583
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments
                                                     (Cost - $553,119,854*) - 102.7%                                    583,222,864

                                                     Liabilities in Excess of Other Assets - (2.7%)                     (15,272,025)
                                                                                                                      -------------
                                                     Net Assets - 100.0%                                              $ 567,950,839
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 560,897,507
                                                                  =============
      Gross unrealized appreciation                               $  57,446,405
      Gross unrealized depreciation                                 (35,121,048)
                                                                  -------------
      Net unrealized appreciation                                 $  22,325,357
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------------
                                                Purchase         Sale         Realized     Interest/Dividend
      Affiliate                                   Cost           Cost           Gain            Income
      ------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series,
             LLC Cash Sweep Series                 --       $ (30,260,851)       --            $ 656,027
      BlackRock Liquidity Series,
             LLC Money Market Series               --       $ (12,530,904)       --            $ 117,198
      The PNC Financial Services Group, Inc.       --                  --        --            $  15,612
      o Represents net sale.
      ------------------------------------------------------------------------------------------------------

(d) All or a portion of security, pledged as collateral in connection with open financial futures contracts.
(e)   Convertible security.
(f)   Represents the current yield as of report date.
(g)   Security purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

o     Financial futures contracts purchased as of June 30, 2008 were as follows:

         ---------------------------------------------------------------------------------------
                                             Expiration             Face             Unrealized
         Contracts          Issue               Date                Value           Depreciation
         ---------------------------------------------------------------------------------------
            121          S&P 500 Index      September 2008      $ 40,881,178        $(2,129,581)
         ---------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced S&P 500 Series
Schedule of Investments June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

            --------------------------------------------------------------------
            Valuation                   Investments in           Other Financial
            Inputs                        Securities              Instruments*
            --------------------------------------------------------------------
            Level 1                      $ 539,598,812             $ (2,129,581)
            Level 2                         43,624,052                       --
            Level 3                                 --                       --
            --------------------------------------------------------------------
            Total                        $ 583,222,864             $ (2,129,581)
            ====================================================================
            * Other financial instruments are futures.

            See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
Assets:            Investments at value - unaffiliated (including securities loaned of $14,900,809)
                   (cost - $509,335,452) ..........................................................    $539,433,257
                   Investments at value - affiliated (cost - $43,784,402) .........................      43,789,607
                   Foreign currency at value (cost - $3,764) ......................................           4,035
                   Investments sold receivable ....................................................      46,341,153
                   Contributions receivable from the Investors ....................................          11,612
                   Dividends receivable ...........................................................         807,137
                   Interest receivable ............................................................             486
                   Margin variation receivable ....................................................          33,275
                   Securities lending income receivable ...........................................          15,574
                   Prepaid expenses ...............................................................          16,385
                                                                                                       ------------
                   Total assets ...................................................................     630,452,521
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
Liabilities:       Collateral at value - securities loaned ........................................      15,816,496
                   Bank overdraft .................................................................         200,617
                   Investments purchased payable ..................................................      46,471,785
                   Investment advisory fees payable ...............................................           4,873
                   Other affiliates payable .......................................................           4,764
                   Officer's and Directors' fees payable ..........................................             116
                   Other accrued expenses payable .................................................           3,031
                                                                                                       ------------
                   Total liabilities ..............................................................      62,501,682
                                                                                                       ------------

-------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets .....................................................................    $567,950,839
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------
Net Assets         Investors' capital .............................................................    $539,977,140
Consist of:        Net unrealized appreciation/depreciation .......................................      27,973,699
                                                                                                       ------------
                   Net assets .....................................................................    $567,950,839
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2008 (Unaudited)
------------------------------------------------------------------------------------------
Investment         Dividends (including $15,612 from affiliates and net of
Income:            $91 foreign withholding tax) ..........................    $  5,333,241
                   Interest (including $656,027 from affiliates) .........         659,344
                   Securities lending ....................................         117,198
                                                                              ------------
                   Total income ..........................................       6,109,783
                                                                              ------------

------------------------------------------------------------------------------------------
Expenses:          Investment advisory ...................................          29,489
                   Accounting services ...................................          61,924
                   Custodian .............................................          48,339
                   Professional ..........................................          30,485
                   Officer and Directors .................................          11,418
                   Printing ..............................................           2,510
                   Miscellaneous .........................................           6,562
                                                                              ------------
                   Total expenses ........................................         190,727
                   Less fees paid indirectly .............................            (522)
                                                                              ------------
                   Total expenses less fees paid indirectly ..............         190,205
                                                                              ------------
                   Net investment income .................................       5,919,578
                                                                              ------------

------------------------------------------------------------------------------------------
Realized and       Net realized loss from:
Unrealized           Investments .........................................     (13,754,542)
Gain (Loss):         Futures .............................................      (7,549,225)
                                                                              ------------
                                                                               (21,303,767)
                                                                              ------------
                   Net change in unrealized appreciation/depreciation on:
                     Investments .........................................     (50,460,105)
                     Futures .............................................      (2,038,820)
                     Foreign currency ....................................             287
                                                                              ------------
                                                                               (52,498,638)
                                                                              ------------
                   Total realized and unrealized loss ....................     (73,802,405)
                                                                              ------------
                   Net Decrease in Net Assets Resulting from Operations ..    $(67,882,827)
                                                                              ============

------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         Six Months
                                                                                           Ended          Year Ended
                                                                                       June 30, 2008      December 31,
                    Increase (Decrease) in Net Assets:                                  (Unaudited)          2007
----------------------------------------------------------------------------------------------------------------------
Operations:         Net investment income .........................................    $   5,919,578     $  12,099,635
                    Net realized gain (loss) ......................................      (21,303,767)       33,525,740
                    Net change in unrealized appreciation/depreciation ............      (52,498,638)       (8,756,845)
                                                                                       -------------------------------
                    Net increase (decrease) in net assets resulting from operations      (67,882,827)       36,868,530
                                                                                       -------------------------------

----------------------------------------------------------------------------------------------------------------------
Capital             Proceeds from contributions ...................................        1,120,889        95,627,183
Transactions:       Fair value of withdrawals .....................................         (508,886)      (88,454,883)
                                                                                       -------------------------------
                    Net increase in net assets derived from capital transactions ..          612,003         7,172,300
                                                                                       -------------------------------

----------------------------------------------------------------------------------------------------------------------
Net Assets:         Total increase (decrease) in net assets .......................      (67,270,824)       44,040,830
                    Beginning of period ...........................................      635,221,663       591,180,833
                                                                                       -------------------------------
                    End of period .................................................    $ 567,950,839     $ 635,221,663
                                                                                       ===============================

----------------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

                                                  Master Enhanced S&P 500 Series

FINANCIAL HIGHLIGHTS

                                                    Six Months
                                                       Ended                         Year Ended December 31,
                                                   June 30, 2008  ------------------------------------------------------------
                                                    (Unaudited)     2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Total             Total investment return .......      (10.68) 1      5.67%       15.64%        5.66%       11.51%       27.63%
                                                     =========================================================================
Investment
Return:
------------------------------------------------------------------------------------------------------------------------------
Ratios to         Total expenses after fees
Average Net         paid indirectly .............        0.06% 2      0.06%        0.06%        0.06%        0.06%        0.09%
Assets:                                              =========================================================================
                  Total expenses ................        0.06% 2      0.06%        0.06%        0.06%        0.06%        0.09%
                                                     =========================================================================
                  Net investment income .........        2.00% 2      1.89%        2.13%        1.79%        1.99%        1.70%
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (000)    $567,951     $635,222     $591,181     $512,701     $346,274     $269,475
Data:                                                =========================================================================
                  Portfolio turnover ............          97%         196%         179%         177%         120%          79%
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------

                1 Aggregate total investment return.
                2 Annualized.

                  See Notes to Financial Statements.

Master Enhanced S&P 500 Series
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies:

Master Enhanced S&P 500 Series (the "Series"), a non-diversified, management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests in the Series subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board, as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on such futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Securities Lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Bank Overdraft: The Series recorded a bank overdraft which resulted from a failed trade that settled the next day.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $4,696 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission ("SEC") permitting it to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorported (" MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series loaned securities with a value of $5,017,487 to MLPF&S, or its affiliates. Pursuant to that order, the Master LLC has retained BIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $28,926 in security lending agent fees.

In addition, MLPF&S received $3,038 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $ 567,775,210 and $538,925,905, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

        MASTER ENHANCED S&P 500 SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Enhanced S&P 500 Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Standard & Poor's (S&P) 500 Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted that the Portfolio's investment performance in each of the one-, three- and five-year periods reported was better than the investment performance of the S&P 500 Index, its benchmark index.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The

Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Master LLC
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced S&P 500 Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced S&P 500 Series of Quantitative Master Series LLC

Date: August 22, 2008